Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Plant, property and equipment, depreciable, gross	$ 248.8	$ 205.0
Less accumulated depreciation and amortization	88.3	40.7
Property and equipment, depreciable, net	160.5	164.3
Property and equipment, net	161.7	165.5
Depreciation expense	48.8	24.4	$ 8.9
Distribution Equipment
Property, Plant and Equipment [Line Items]
Plant, property and equipment, depreciable, gross	30.4	25.8
Building
Property, Plant and Equipment [Line Items]
Plant, property and equipment, depreciable, gross	50.4	50.4
Less accumulated depreciation and amortization	2.6	0.6
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Plant, property and equipment, depreciable, gross	29.7	22.5
Property and Equipment
Property, Plant and Equipment [Line Items]
Plant, property and equipment, depreciable, gross	21.1	17.9
Computer Equipment and Software
Property, Plant and Equipment [Line Items]
Plant, property and equipment, depreciable, gross	117.2	88.4
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1.2	1.2
Distribution Equipment Held Under Capital Lease
Property, Plant and Equipment [Line Items]
Plant, property and equipment, depreciable, gross	16.8	17.9
Less accumulated depreciation and amortization	$ 7.1	$ 1.7